MEZZANINE EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Mezzanine Equity
MEZZANINE EQUITY

NOTE 9 – MEZZANINE EQUITY

Series C Preferred Stock

On December 13, 2024 as part of the business combination, the Company issued 7,500,000 shares of series C preferred stock to Legacy Alpha Modus shareholders in exchange for the same number of Legacy Alpha Modus’ common stock. Management reviewed ASC 480, ASC 805, ASC 815, ASC 820 and ASC 825 to determine the proper treatment of the series C preferred shares. Management concluded that the series C preferred shares qualify as temporary equity under ASC 815; therefore, the Company will recognize the series C preferred shares within mezzanine equity in its balance sheet. In accordance with ASC 480, the series C preferred shares will be initially recorded and measured at fair value; however, when estimating the fair value of the series C preferred shares, the Company has followed the guidance in ASC 820, “Fair Value Measurement”. Because Redemption is contingent upon the occurrence of certain events that have not been met, subsequent changes to the carrying value of the series C preferred shares will not be recognized until Redemption becomes probable of occurring.

In the consolidated financial statements, the series C preferred shares are being presented as being issued in 2023 when a Legacy Alpha Modus shareholder converted Legacy Alpha Modus series B preferred shares in preparation for the pending business combination. The consolidated financial statements reflect the 10 shares of series B preferred stock converting into 7,500,000 shares of series C preferred stock and 2,334,092 shares of class A common stock.

As of March 31, 2025 and December 31, 2024, there were 7,500,000 shares of series C preferred stock issued and outstanding.

NOTE 9 – MEZZANINE EQUITY

Series C Preferred Stock

On December 13, 2024 as part of the business combination, the Company issued 7,500,000 shares of series C preferred stock to Legacy Alpha Modus shareholders in exchange for the same number of Legacy Alpha Modus’ common stock. Management reviewed ASC 480, ASC 805, ASC 815, ASC 820 and ASC 825 to determine the proper treatment of the series C preferred shares. Management concluded that the series C preferred shares qualify as temporary equity under ASC 815; therefore, the Company will recognize the series C preferred shares within mezzanine equity in its balance sheet. In accordance with ASC 480, the series C preferred shares will be initially recorded and measured at fair value; however, when estimating the fair value of the series C preferred shares, the Company has followed the guidance in ASC 820, “Fair Value Measurement”. Because Redemption is contingent upon the occurrence of certain events that have not been met, subsequent changes to the carrying value of the series C preferred shares will not be recognized until Redemption becomes probable of occurring.

In the consolidated financial statements, the series C preferred shares are being presented as being issued in 2023 when a Legacy Alpha Modus shareholder converted Legacy Alpha Modus series B preferred shares in preparation for the pending business combination. The consolidated financial statements reflect the 10 shares of series B preferred stock converting into 7,500,000 shares of series C preferred stock and 2,334,092 shares of class A common stock.

As of December 31, 2024 and 2023, there were 7,500,000 shares of series C preferred stock issued and outstanding.